Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

October 6, 2011

VIA EDGAR TRANSMISSION

Ms. Linda Stirling
U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

RE:	ADVISORS SERIES TRUST (the “Trust”)
Securities Act Registration No: 333-17391
Investment Company Act Registration No: 811-07959
ActivePassive Large Cap Growth Fund (S000020408)
ActivePassive Large Cap Value Fund (S000020410)
ActivePassive Small/Mid Cap Fund (S000020411)
ActivePassive Global Bond Fund (S000020415)
ActivePassive Intermediate Taxable Bond Fund (S000020416)
ActivePassive Intermediate Municipal Bond Fund (S000020409)
ActivePassive International Equity Fund (S000020413)

Dear Ms. Stirling:

Transmitted herewith on behalf of the Trust and its series, ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Fund, ActivePassive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund, ActivePassive Intermediate Municipal Bond Fund and ActivePassive International Equity Fund (the “Funds”), is the definitive proxy statement on Schedule 14A in preparation for a special shareholder meeting scheduled for Friday, December 9, 2011.  The definitive proxy statement contains a request for shareholders to consider and approve an investment advisory agreement by and between the Trust, on behalf of the Funds, and Envestnet Portfolio Solutions, Inc., the name under which FundQuest Incorporated will operate after it is acquired by Envestnet, Inc. on or about December 9, 2011.  This correspondence is also being filed in response to your oral comments and suggestions of September 29, 2011, to the Trust’s preliminary proxy statement filing on Schedule 14A filed on Friday, September 23, 2011, on behalf of the Trust and the Funds.

In connection with this response to the comments made by the Staff of the U.S. Securities and Exchange Commission (the “Commission” or the “Staff”), the Trust, on behalf of the Funds, hereby states the following:

(1)
The Trust acknowledges that in connection with the comments made by the Staff on the preliminary proxy statement, the Staff has not passed generally on the accuracy or adequacy of the disclosure made in the preliminary proxy statement;

(2)
The Trust acknowledges that Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

(3)	The Trust represents that it will not assert the Staff’s review process as a defense in any action by the Commission or any securities-related litigation against the Trust.

For your convenience, the comments made by the Staff have been reproduced in bold typeface immediately followed by the Trust’s respective responses.

1.
Staff Comment:  Per Item 22(c)(1)(i) of Schedule 14A, please revise the first paragraph on page 2 of the proxy statement to disclose the date that the Funds’ investment advisory agreement was last submitted to shareholders for their approval.

Response:  The Trust responds by revising the disclosure as follows:

“Background.  The Advisor currently provides investment advisory services to the Funds and manages portfolio assets pursuant to an investment advisory agreement with the Trust (the “Current Advisory Agreement”).  The Current Advisory Agreement was last approved by the Board, including a majority of the Independent Trustees, on December 9, 2010 and was approved prior to each Fund’s commencement by initial shareholders of each Fund on December 31, 2007.  The Current Advisory Agreement will terminate when the Advisor becomes a wholly owned subsidiary of Envestnet, Inc. (“Envestnet”) as described below in the section titled “The Transaction.””

2.	Staff Comment: Please revise the proxy statement to make clear whether BNP Paribas will retain any ownership interest in the investment adviser post-transaction.

Response:  The Trust responds by stating that BNP Paribas will not retain an ownership interest in the investment adviser post-transaction and by revising the section titled “The Transaction” on page 3 of the proxy statement as follows:

“The Transaction. The Advisor is currently a wholly owned subsidiary of BNP Paribas Investment Partners USA Holdings Inc. (“BNP”).  BNP, 200 Park Avenue, 11th Floor, New York, NY, 10166, is currently the direct owner of the Advisor through its 100% ownership interest.  On August 5, 2011, FundQuest and Envestnet announced that they had reached an agreement, subject to meeting certain closing conditions, whereby FundQuest would become a wholly owned subsidiary of Envestnet and would change its name to Envestnet Portfolio Solutions, Inc.  The closing of the transaction is expected to occur in December of 2011 and is subject to a number of conditions.  BNP will retain no ownership interest in the Advisor after the transaction has closed.  Envestnet, which is located at 35 East Wacker Drive, 24th Floor, Chicago, IL 60601, provides technology-enabled wealth management solutions to financial advisors.  The Advisor and Envestnet have announced that no changes are planned to the portfolio management team or investment approach after completion of the transaction.  The Funds’ daily operations and management activities are not expected to be affected in any way by the transaction.  The Advisor does not provide advisory services to any other mutual funds, although Envestnet Asset Management, Inc., a subsidiary of Envestnet, is an investment adviser to mutual funds.”

3.
Staff Comment:  Per Item 22(c)(1)(iii) of Schedule 14A, please revise the proxy statement as necessary to disclose the aggregate amount of the investment adviser’s fee and the amount and purpose of any other material payments by the Funds to the investment adviser, or any affiliated person of the investment adviser, during the last fiscal year of the Funds.

Response:  The Trust responds by adding the following disclosure to the section titled “Management Fees” on page 4 of the proxy statement, directly before the sentence beginning, “The fees are computed daily . . . ,” and by confirming that no other fees were paid by the Funds to the investment adviser, or any of its affiliates, during the prior fiscal year:

For the fiscal year ended October 31, 2010, the Funds paid the Advisor management fees in the amounts shown below:

Fund	Management Fees Accrued by Advisor	Management Fees Waived	Management Fees Recouped	Net Management Fee Paid to Advisor
ActivePassive Large Cap Growth Fund	$143,913	$107,918	$0	$35,995
ActivePassive Large Cap Value Fund	$120,991	$120,475	$0	$516
ActivePassive Small/Mid Cap Fund	$102,028	$102,028	$0	$0
ActivePassive International Equity Fund	$138,075	$138,075	$0	$0
ActivePassive Global Bond Fund	$69,232	$69,232	$0	$0
ActivePassive Intermediate Taxable Bond Fund	$108,452	$108,452	$0	$0
ActivePassive Intermediate Municipal Bond Fund	$87,871	$87,871	$0	$0

4.
Staff Comment:  In the section titled, “Recommendations of the Board” beginning on page 6 of the proxy statement, the Staff notes that in the third paragraph there is a discussion of advisory fee waivers.  Please supplement this disclosure to provide information regarding when such waivers will expire, any exclusions to the expense waivers and any recapture terms for such waived expenses.

Response:  The Trust responds by revising the disclosure as follows:

“The Trustees then discussed the expected costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Proposed Advisory Agreement.  In considering the advisory fee and anticipated total fees and expenses of the Funds, the Board reviewed and compared the Funds’ anticipated fees and expenses to those funds in its respective peer group, as well as the fees and expenses for similar types of accounts managed by the Advisor.  The Board noted that the Advisor’s fees for managing the Funds were not changing as a result of the transaction.  In reviewing the Funds’ fees and total expense structure, the Trustees took into account the Funds’ “manager of managers” structure, noting that the Advisor pays each of the Funds’ sub-advisory fees out of its own advisory fees, and that the Funds were not directly responsible for payment of any sub-advisory fees.  The Board viewed such information as a whole as useful in assessing whether the Advisor would be able to provide services at a cost that was competitive with other similar funds.  The Trustees also took into account the proposed expense waivers, noting that the Advisor was agreeing to waive its advisory fee or reimburse the Funds for certain of the Funds’ expenses (excluding acquired fund fees and expenses, taxes, interest and extraordinary expenses) through at least December 31, 2013 (subject to recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid) to the extent necessary to maintain annual expense ratios as follows:”

5.	Staff Comment: Per Item 22(a)(3)(i) of Schedule 14A, please disclose the name and address of the Fund’s administrator in the section titled “Other Information” on page 10 of the proxy statement.

Response:  The Trust responds by making the requested change.

If you have any questions regarding the enclosed, please do not hesitate to contact me at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
Secretary, Advisors Series Trust